Borrowings and financial liabilities - Issuance of non-convertible notes to ATLAS (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 28, 2020	Jun. 19, 2020	Apr. 30, 2020	Apr. 29, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period		€ 23,561
Proceeds received		9,000	€ 6,840	€ 7,260
(-) Issuance costs	€ (396)	(396)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(435)	(350)	(305)
(+/-) Change in the fair value of financial liabilities	(346)
Repayment of convertible notes and non-convertible bonds		(3,964)	(2,292)
Balance at end of period	17,080	17,080	23,561
Amount of agreement							€ 24,000
Commitment fee withheld from proceeds		375
Other issuance costs		66
Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Balance at beginning of period		7,417	6,930
Proceeds received			2,420
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds			(50)
Amortized costs		189	328
Repayment of convertible notes and non-convertible bonds		(3,214)	(2,292)
Balance at end of period	4,392	4,392	€ 7,417	€ 6,930
Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Proceeds received		9,000
(-) Derivative instruments		(2,398)
(-) Issuance costs	(435)	(435)
Fair value of financial liabilities		(270)
(+/-) Change in the fair value of financial liabilities		270
Amortized costs		2,833
Repayment of convertible notes and non-convertible bonds		(750)
Conversion		(8,250)
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
(+/-) Change in the fair value of financial liabilities	(986)
Principal amount of loan outstanding								€ 3,000
Other issuance costs		16
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
(+/-) Change in the fair value of financial liabilities	(809)
Principal amount of loan outstanding						€ 3,000
Other issuance costs		23
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
(+/-) Change in the fair value of financial liabilities	€ (586)
Principal amount of loan outstanding					€ 3,000
Other issuance costs		€ 27